Diluted earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Profit attributable to the Parent	R$ 15,528,052	R$ 13,418,529	R$ 16,406,932
Diluted Earnings Per Shares Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	R$ 1,981.65	R$ 1,713.45	R$ 2,094.83
Preferred shares	2,179.82	1,884.80	2,304.32
Net Profit Attributable Diluted Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	7,535,924	6,511,367	7,965,194
Preferred shares	7,992,128	6,907,162	8,441,738
Weighted Average Shares Outstanding In Thousands Diluted [Member]
IfrsStatementLineItems [Line Items]
Common shares	3,802,851	3,800,140	3,802,303
Preferred shares	R$ 3,666,423	R$ 3,664,666	R$ 3,663,444